Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (65,946)	$ (54,609)	$ (37,638)
Total property and equipment, net	75,461	67,926	66,699
Gaming Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	125,082	108,635	89,361
Other Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 16,325	$ 13,900	$ 14,976